UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08939
                                     ----------------------------------------

NAB Exchangeable Preferred Trust
-----------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

c/o The Bank of New York, 101 Barclay Street, New York, NY 10286
-----------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

c/o The Bank of New York, 101 Barclay Street, New York, NY 10286
-----------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (302) 738-6680
                                                     ------------------------

Date of fiscal year end:  December 31, 2002
                          ---------------------------------------------------

Date of reporting period:  December 31, 2002
                           --------------------------------------------------

Item 1.  Reports to Stockholders.






                       NAB Exchangeable Preferred Trust


                           Financial Statements and
                         Independent Auditors' Report


                               December 31, 2002

                               Table of Contents



Independent Auditors' Report.................................................3

Financial Statements

    Statement of Net Assets..................................................4

    Schedule of Investments..................................................5

    Statement of Operations..................................................6

    Statements of Changes in Net Assets......................................7

    Notes to Financial Statements............................................8

    Financial Highlights.....................................................11

Independent Auditors' Report


To the Board of Trustees and Shareholders
NAB Exchangeable Preferred Trust

We have audited the accompanying statement of net assets of NAB Exchangeable Preferred Trust (the Trust), including the schedule of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two years then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial statements of the Trust as of December 31, 2000, were audited by other auditors, whose report dated March 22, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NAB Exchangeable Preferred Trust as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note B, the financial statements of the Trust include securities valued at $429,392,646, whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such securities and have inspected underlying documentation, and in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.


/s/ SantoraBaffone
-------------------------
               CPA Group

September 12, 2003

                       NAB Exchangeable Preferred Trust

                            Statement of Net Assets

                               December 31, 2002


 ASSETS
  Investments - at value                                         $ 429,392,646
  Cash                                                                   3,009
                                                                ---------------

   Total assets                                                  $ 429,395,655
                                                                ===============

   Net assets                                                    $ 429,395,655
                                                                ===============

 COMPOSITION OF NET ASSETS
  Trust units exchangeable for preference shares (TrUEPrS)
   no par value, 18,004,000 shares issued and outstanding        $ 435,473,135
  Unrealized depreciation of investments                            (6,192,000)
  Undistributed net investment income                                  114,520
                                                                ---------------

   Net assets                                                    $ 429,395,655
                                                                ===============

   Net asset value per TrUEPrs                                   $       23.85
                                                                ===============




See notes to financial statements.

                                         NAB Exchangeable Preferred Trust

                                              Schedule of Investments

                                                 December 31, 2002



Securities Description                               Par           Maturity      Amortized         Market
                                                    Value            Date           Cost            Value
                                                  ------------    ----------    ------------    ------------
Debt securities
 Cuzzano (UK) Company, 8%,
   Mandatorily Redeemable Debt                    $450,100,000    12/31/2047    $435,584,646    $429,392,646

American Depositary Share Purchase Contract
 National Australia Bank Limited
   Preference Share Purchase Agreement
                                                                  12/31/2047            --              --
                                                                                ------------    ------------

     Totals                                                                     $435,584,646    $429,392,646
                                                                                ============    ============




See notes to financial statements.

                       NAB Exchangeable Preferred Trust

                            Statement of Operations

                     For the Year Ended December 31, 2002



INTEREST INCOME                                                   $ 36,037,390

EXPENSES
 Administrative fees and expenses                                      105,000
 Legal fees                                                            120,000
 Accounting fees                                                        27,000
 Printing and mailing expense                                           15,000
 Trustees' fees                                                         12,000
 Other expenses                                                         21,754
                                                               ----------------

   Total expenses                                                      300,754

EXPENSE REIMBURSEMENTS                                                (300,754)
                                                               ----------------

   Total expenses - net                                                   --

NET INVESTMENT INCOME                                               36,037,390
CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                       691,000
                                                               ----------------

   Net increase in net assets resulting from operations           $ 36,728,390
                                                               ================



See notes to financial statements.

                       NAB Exchangeable Preferred Trust

                      Statements of Changes in Net Assets

                For the Years Ended December 31, 2002 and 2001



                                                          2002                 2001
                                                          ----                 ----
OPERATIONS
 Net investment income                               $  36,037,390     $  36,037,799
 Change in unrealized appreciation (depreciation)
   of investments                                          691,000       (10,843,880)
                                                     -------------     -------------

     Net increase in net assets from operations         36,728,390        25,193,919

DISTRIBUTIONS
 Net investment income                                 (36,008,000)      (36,008,000)
                                                     -------------     -------------

   Net decrease in net assets from distributions       (36,008,000)      (36,008,000)
                                                     -------------     -------------
     Total increase (decrease) in net assets               720,390       (10,814,081)

NET ASSETS - BEGINNING OF YEAR                         428,675,265       439,489,346
                                                     -------------     -------------
NET ASSETS - END OF YEAR                             $ 429,395,655     $ 428,675,265
                                                     =============     =============




See notes to financial statements.

                       NAB Exchangeable Preferred Trust

                         Notes to Financial Statements

Note A - Organization

         NAB Exchangeable Preferred Trust (the Trust) was established on July 28, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. In September 1998, the Trust sold Trust Units Exchangeable for Preference Shares (TrUEPrS) to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933. The Trust used the proceeds to purchase 8% Mandatorily Redeemable Debt Securities due December 31, 2047 issued by Cuzzano (UK) Company (U.K. Company) and entered into a purchase contract with an affiliate of National Australia Bank Limited (NAB or the Company) for American Depositary Receipts (ADRs) evidencing, for each TrUEPrS, one American Depositary Share (ADS) representing two fully paid preference shares issued by NAB, an Australian corporation. The TrUEPrS will be exchangeable for the ADRs pursuant to the contract on December 31, 2047 (Exchange Date) or sooner at the occurrence of an Exchange Event and the Trust will thereafter terminate.

         Pursuant to the Administration Agreement between the Trust and The Bank of New York (Administrator), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note B - Significant Accounting Policies

         1. Valuation of Investments

            The value of the debt securities held by the Trust will be determined in good faith by the Board of Trustees pursuant to the procedures adopted by them. The ADS Purchase Contract held by the Trust is valued at the bid price received by the Trust at the end of the period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contract and with terms comparable hereto. The Board of Trustees has reviewed those methodologies used by the broker-dealer and believes the valuation to be appropriate.

                       NAB Exchangeable Preferred Trust

Note B - Significant Accounting Policies (Continued)

         2. Investment Transactions

           Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

         3. Use of Estimates

           The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Note C - Distributions

         The Trust distributes to holders $2.00 per TrUEPrS per annum from the interest payments received by the Trust on the debt securities. Distributions of $.50 per TrUEPrS are payable quarterly in arrears on each dividend payment date to holders of record on the immediately preceding record.

Note D - Purchases and Sales of Investment

         There were no purchases or sales of investments during the years ended December 31, 2002 and 2001.

Note E - Trustee Fees

         The Managing Trustee is paid a quarterly fee of $1,200 and the remaining two Trustees are paid a quarterly fee of $900 for their services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.

                       NAB Exchangeable Preferred Trust

Note F - Income Taxes

         The Trust is not an association taxable as a corporation for federal income tax purposes; accordingly, no provision is required.

Note G - ADS Purchase Contract

         On September 29, 1988, the Trust entered into an ADS Purchase Contract (Contract) with an affiliate of NAB. Pursuant to such Contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event for either:
         (1) ADRs evidencing, for each TrUEPrS, one ADS representing two fully-paid preference shares, liquidation preference U.S. $12.50 per share issued by NAB, or (2) cash in an amount of U.S. $25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. See the Trust's original prospectus dated September 23, 1998 for the circumstances under which each would occur.

         NAB's obligations under the Contract are collateralized by ADRs evidencing 18,004,000 ADS, each representing two fully-paid preference shares issued by NAB, which are being held in the custody of the Trust's custodian, The Bank of New York.

         As of December 31, 2002, no active market exists for the Contract. The Contract is valued by determining the market price of one TrUEPrS as of the close of the New York Stock Exchange on December 31, 2002, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of December 31, 2002. At December 31, 2002 the resulting present value of the expected future quarterly payments to each TrUEPrS was greater than the market price of each TrUEPrS; and accordingly, the Contract value is zero.

Note H - Capital Share Transactions

         On September 10, 1998, 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold an additional 18,000,000 TrUEPrS to the public and received net proceeds of $435,373,135 ($450,000,000 less sales commission of $14,115,000 and offering costs of $511,865). No TrUEPrS were sold or redeemed during the years ended December 31, 2002 and 2001. As of December 31, 2002, there were 18,004,000 TrUEPrS issued and outstanding with an amortized cost, net of sales commission and offering costs, of $435,584,646.

                       NAB Exchangeable Preferred Trust

                             Financial Highlights

                               December 31, 2002

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trusts beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.


                                                                                                                       9/23/98
                                                    Year             Year             Year             Year       (Commencement of
                                                   Ended            Ended            Ended            Ended        Operations) to
                                                  12/31/02         12/31/01         12/31/00         12/31/99         12/31/98
                                               -------------    -------------    -------------    -------------    ---------------

Per share operating performance for a
 TrUEPrS outstanding throughout the period
  Investment income                              $     2.00       $     2.00       $     2.00       $     2.00         $     0.50
  Expenses                                             -                -                -                -                  -
                                               -------------    -------------    -------------    -------------    ---------------

   Investment income - net                             2.00             2.00             2.00             2.00               0.50

Distribution from income                              (2.00)           (2.00)           (2.00)           (2.00)             (0.50)
Unrealized gain (loss) on investments                  0.04            (0.60)            0.22             -                  -
Adjustments to capital (commissions and
offering expenses)                                     -                -                -                -                 (0.81)
                                               -------------    -------------    -------------    -------------    ---------------

Net increase (decrease) in asset value                 0.04            (0.60)            0.22             -                 (0.81)


Continued...

                                                                     12


                                                        NAB Exchangeable Preferred Trust

                                                       Financial Highlights (Continued)

                                                              December 31, 2002


                                                                                                                        9/23/98
                                                    Year             Year             Year             Year        (Commencement of
                                                   Ended            Ended            Ended            Ended         Operations) to
                                                 12/31/02         12/31/01         12/31/00         12/31/99           12/31/98
                                               --------------   --------------   --------------   --------------   ---------------

Beginning net asset value                        $    23.81       $    24.41       $    24.19       $    24.19        $    25.00
                                               --------------   --------------   --------------   --------------   ---------------

Ending net asset value                           $    23.85       $    23.81       $    24.41       $    24.19        $    24.19
                                               ==============   ==============   ==============   ==============   ===============

Ending market value                              $    25.48       $    25.12       $    24.44       $    21.69        $    25.75
                                               ==============   ==============   ==============   ==============   ===============

Total investment return based on market value         9.70%           11.23%           22.91%           -8.00%             5.02%

Ratios/supplemental data
 Ratio of expenses to average net assets
  Before reimbursement (1)                            0.07%            0.07%            0.05%            0.07%             0.11%
  After reimbursement (1)                             0.00%            0.00%            0.00%            0.00%             0.00%
 Ratio of net investment income to average
net assets
  Before reimbursement (1)                            8.33%            8.23%            8.18%            8.20%             7.93%
  After reimbursement (1)                             8.40%            8.30%            8.23%            8.27%             8.04%

Net assets, end of period (in thousands)         $  429,396      $   428,675      $   439,489      $   435,504       $   435,481

(1) Annualized


Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The registrant's Managing Trustee, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) as of a date within ninety days of the filing date of this Form N-CSR, has concluded that the registrant's disclosure controls and procedures are adequate and effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. As a result, no corrective actions were required or undertaken.

Item 10. Exhibits.

(a) Not applicable.

(b) A separate certification for the Managing Trustee of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAB Exchangeable Preferred Trust

By:  /s/ Donald J. Puglisi
     -------------------------------------------------------------------------
     Donald J. Puglisi*, Managing Trustee

Date:  November 11, 2003
       -----------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:  /s/ Donald J. Puglisi
     --------------------------------------------------------------------------
     Donald J. Puglisi*, Managing Trustee

Date:  November 11, 2003
       -----------------------------------------------------------------------

* Person functions as the equivalent of Chief Executive Officer and Chief Financial Officer of NAB Exchangeable Preferred Trust.